UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Investors Trust

QUARTERLY PORTFOLIO HOLDINGS

7.31.2009

John Hancock Investors Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Bonds 86.79%				$119,116,438
(Cost $133,836,659)

Aerospace & Defense 0.14%				192,000
L-3 Communications Corp.,
Gtd Sr Sub Note Ser B	6.375	10/15/15	200,000	192,000

Agricultural Products 0.73%				1,005,673
Bunge Ltd. Finance Corp.,
Gtd Sr Note	5.350	04/15/14	1,015,000	1,005,673

Airlines 1.38%				1,888,089
Continental Airlines, Inc.,
Ser 1991-1 Class A	6.545	02/02/19	354,667	326,293
Ser 2000-2 Class B	8.307	04/02/18	362,815	268,483
Ser 2001-1 Class C	7.033	06/15/11	140,323	110,855
Delta Airlines, Inc.,
Ser 2007-1 Class A	6.821	08/10/22	844,031	717,427
US Airways Group, Inc.,
Conv Sr Note	7.250	05/15/14	575,000	465,031

Aluminum 1.12%				1,544,000
CII Carbon, LLC,
Gtd Sr Sub Note (S)	11.125	11/15/15	1,930,000	1,544,000

Auto Parts & Equipment 2.53%				3,467,350
Allison Transmission, Inc.,
Gtd Sr Note (S)	11.000	11/01/15	1,000,000	910,000
Exide Technologies,
Sr Sec Note Ser B	10.500	03/15/13	920,000	777,400
Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11/15/14	1,485,000	1,277,100
TRW Automotive, Inc.,
Gtd Sr Note (S)	7.000	03/15/14	565,000	502,850

Brewers 0.81%				1,111,457
Anheuser-Busch InBev Worldwide, Inc.,
Gtd Sr Note (S)	7.200	01/15/14	1,000,000	1,111,457

Broadcasting & Cable TV 0.95%				1,310,325
CCO Holdings, LLC,
Sr Note (H)	8.750	11/15/13	575,000	573,563
Intelsat Jackson Holdings, Ltd.,
Gtd Sr Note	11.500	06/15/16	375,000	385,312
Gtd Sr Note	11.250	06/15/16	330,000	351,450

Cable & Satellite 6.29%				8,627,860
Canadian Satellite Radio Holdings, Inc.,
Gtd Sr Note	12.750	02/15/14	2,000,000	445,000
Charter Communications Holdings I, LLC,
Gtd Sr Sec Note (H)	11.000	10/01/15	410,000	50,738
Charter Communications Holdings II, LLC,
Gtd Sr Note (H)	10.250	09/15/10	410,000	438,700
Gtd Sr Note (H)(S)	10.250	10/01/13	790,000	797,900
CSC Holdings, Inc.,
Sr Note (S)	8.500	06/15/15	755,000	777,650

John Hancock Investors Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Cable & Satellite (continued)
Shaw Communications, Inc.,
Sr Note	8.250	04/11/10	1,000,000	1,027,500
Sirius XM Radio, Inc.,
Gtd Sr Note (S)	13.000	08/01/13	1,650,000	1,480,875
Sr Note	9.625	08/01/13	2,530,000	2,118,875
Sr Sec Note (S)	11.250	06/15/13	1,005,000	1,035,150
Time Warner Cable, Inc.,
Gtd Note	8.250	04/01/19	375,000	455,472

Casinos & Gaming 7.35%				10,090,357
Chukchansi Economic Development Authority,
Sr Note (S)	8.000	11/15/13	795,000	596,250
Downstream Development Authority of the Quapaw
Tribe of Oklahoma,
Sr Sec Note (S)	12.000	10/15/15	2,000,000	1,140,000
Great Canadian Gaming Corp.,
Gtd Sr Sub Note (S)	7.250	02/15/15	1,000,000	920,000
Greektown Holdings, LLC,
Sr Note (H)(S)	10.750	12/01/13	1,000,000	150,000
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06/15/14	1,000,000	857,500
Little Traverse Bay Bands of Odawa Indians,
Sr Note (S)	10.250	02/15/14	1,000,000	425,000
Mashantucket Western Pequot Tribe,
Bond (S)	5.912	09/01/21	275,000	131,992
Bond Ser A (S)	8.500	11/15/15	2,000,000	980,000
Mohegan Tribal Gaming Authority,
Sr Sub Note	7.125	08/15/14	1,000,000	700,000
MTR Gaming Group, Inc.,
Gtd Sr Note (S)	12.625	07/15/14	1,055,000	1,028,625
Gtd Sr Note Ser B	9.750	04/01/10	800,000	800,000
Gtd Sr Sub Note Ser B	9.000	06/01/12	675,000	496,125
Pokagon Gaming Authority,
Sr Note (S)	10.375	06/15/14	694,000	690,530
Waterford Gaming, LLC,
Sr Note (S)	8.625	09/15/14	1,152,000	783,360
Yonkers Racing Corp.,
Sr Sec Note (S)	11.375	07/15/16	390,000	390,975

Coal & Consumable Fuels 1.38%				1,888,313
Arch Coal, Inc.,
Sr Note (S)	8.750	08/01/16	665,000	673,313
Drummond Co., Inc.,
Sr Note (S)	7.375	02/15/16	1,500,000	1,215,000

Commodity Chemicals 0.67%				920,000
Sterling Chemicals, Inc.,
Gtd Sr Sec Note	10.250	04/01/15	1,000,000	920,000

Construction & Farm Machinery & Heavy Trucks 0.28%				377,500
Manitowoc Co., Inc.,
Gtd Sr Note	7.125	11/01/13	500,000	377,500

John Hancock Investors Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Consumer Finance 2.24%				3,074,274
Capital One Financial Corp.,
Sr Note	7.375	05/23/14	1,000,000	1,084,105
Discover Financial Services,
Sr Note	10.250	07/15/19	495,000	521,169
HSBC Finance Capital Trust IX,
Note (5.911% to 11-30-15 then variable)	5.911	11/30/35	700,000	385,000
SLM Corp.,
Sr Note Ser MTN	8.450	06/15/18	1,355,000	1,084,000

Diversified Banks 1.85%				2,539,381
Barclays Bank PLC,
Bond (6.860% to 6-15-32 then variable) (S)	6.860	06/15/32	1,595,000	1,068,650
Chuo Mitsui Trust & Banking Co. Ltd.,
Jr Sub Note (5.506% to 4-15-15 then variable) (S)	5.506	04/15/15	905,000	743,231
Mizuho Financial Group, Ltd.,
Gtd Sub Bond	8.375	12/29/49	750,000	727,500

Diversified Commercial & Professional Services 1.19%				1,636,500
ARAMARK Corp.,
Gtd Note	8.500	02/01/15	1,000,000	1,007,500
MSX International, Inc.,
Gtd Sr Sec Note (S)	12.500	04/01/12	1,850,000	629,000

Diversified Financial Services 2.43%				3,338,122
Beaver Valley Funding,
Sec Lease Obligation Bond	9.000	06/01/17	729,000	719,691
NB Capital Trust IV,
Gtd Cap Security	8.250	04/15/27	1,130,000	977,450
Odebrecht Finance Ltd.,
Gtd Sr Note (S)	7.500	10/18/17	725,000	740,406
Orascom Telecom Finance SCA,
Gtd Note (S)	7.875	02/08/14	280,000	237,300
TAM Capital, Inc.,
Gtd Sr Note	7.375	04/25/17	860,000	663,275

Diversified Metals & Mining 1.64%				2,246,145
Freeport-McMoRan Copper & Gold, Inc.,
Sr Note	8.375	04/01/17	220,000	233,200
Sr Note	6.875	02/01/14	500,000	517,190
Rio Tinto Finance (USA) Ltd.,
Gtd Sr Note	7.125	07/15/28	710,000	735,255
Teck Resources, Ltd.,
Sr Sec Note (S)	10.750	05/15/19	240,000	279,300
Vedanta Resources PLC,
Sr Note (S)	6.625	02/22/10	480,000	481,200

Electric Utilities 2.52%				3,465,288
BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06/01/17	659,000	670,688
CE Generation LLC,
Sr Sec Note	7.416	12/15/18	578,250	557,416
Exelon Corp.,
Sr Note	4.900	06/15/15	1,015,000	1,014,482
FPL Energy National Wind LLC,
Sr Sec Note (S)	5.608	03/10/24	297,790	262,055

John Hancock Investors Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Electric Utilities (continued)
Indiantown Cogeneration LP,
1st Mtg Note Ser A-9	9.260	12/15/10	155,115	151,473
PNPP II Funding Corp.,
Debenture	9.120	05/30/16	356,000	361,835
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01/02/17	464,826	447,339

Electrical Components & Equipment 1.52%				2,088,988
Freescale Semiconductor, Inc.,
Gtd Sr Note	8.875	12/15/14	2,000,000	1,340,000
Thomas & Betts Corp.,
Sr Note	7.250	06/01/13	745,000	748,988

Environmental & Facilities Services 0.43%				589,500
Waste Services, Inc.,
Sr Sub Note	9.500	04/15/14	600,000	589,500

Health Care Equipment 0.74%				1,010,575
Covidien International Finance SA,
Gtd Sr Note	5.450	10/15/12	945,000	1,010,575

Health Care Facilities 1.38%				1,890,750
Hanger Orthopedic Group, Inc.,
Gtd Sr Note	10.250	06/01/14	1,000,000	1,040,000
HCA, Inc.,
Sr Sec Note (S)	8.500	04/15/19	830,000	850,750

Household Appliances 1.15%				1,580,397
Whirlpool Corp.,
Sr Note	8.000	05/01/12	1,500,000	1,580,397

Household Products 0.43%				586,225
Yankee Acquisition Corp.,
Gtd Sr Sub Note	8.500	02/15/15	655,000	586,225

Independent Power Producers & Energy Traders 0.93%				1,282,909
AES Eastern Energy LP,
Sr Pass Thru Ctf Ser 1999-A	9.000	01/02/17	1,020,475	959,247
IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11/14/11	315,000	323,662

Industrial Conglomerates 0.29%				391,611
Hutchison Whampoa International Ltd.,
Gtd Sr Note (S)	6.500	02/13/13	365,000	391,611

Industrial Machinery 1.07%				1,464,788
Ingersoll-Rand Global Holding Co., Ltd.,
Gtd Note	6.000	08/15/13	545,000	556,488
Mueller Water Products, Inc.,
Gtd Sr Sub Note	7.375	06/01/17	1,240,000	908,300

Integrated Oil & Gas 1.65%				2,268,712
ConocoPhillips,
Gtd Note	4.400	05/15/13	1,000,000	1,039,842
Petro-Canada,
Debenture	9.250	10/15/21	1,000,000	1,228,870

John Hancock Investors Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Integrated Telecommunication Services 5.45%				7,475,589
Axtel SAB de CV,
Sr Note (S)	7.625	02/01/17	810,000	688,500
Bellsouth Corp.,
Debenture	6.300	12/15/15	744,594	775,950
Cincinnati Bell, Inc.,
Gtd Sr Sub Note	8.375	01/15/14	1,500,000	1,485,000
Citizens Communications Co.,
Sr Note	7.125	03/15/19	530,000	488,925
Qwest Capital Funding, Inc.,
Gtd Note	7.000	08/03/09	1,700,000	1,700,000
Telecom Italia Capital SA,
Gtd Sr Note	6.175	06/18/14	1,105,000	1,187,107
Verizon Wireless Capital LLC,
Sr Note (S)	7.375	11/15/13	1,000,000	1,150,107

Investment Banking & Brokerage 1.70%				2,336,760
Macquarie Group, Ltd.,
Sr Note (S)	7.300	08/01/14	275,000	274,370
Merrill Lynch & Co., Inc.,
Sr Note Ser MTN	6.150	04/25/13	1,000,000	1,027,138
Morgan Stanley,
Sr Note	6.000	04/28/15	1,000,000	1,035,252

Leisure Facilities 0.25%				344,750
AMC Entertainment, Inc.,
Sr Note (S)	8.750	06/01/19	350,000	344,750

Leisure Products 0.79%				1,088,514
Hasbro, Inc.,
Sr Note	6.125	05/15/14	1,055,000	1,088,514

Life & Health Insurance 0.18%				244,400
Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-1-17 then variable) (S)	8.300	10/15/37	520,000	244,400

Managed Health Care 0.48%				654,538
Cigna Corp.,
Sr Note	6.375	10/15/11	635,000	654,538

Marine 1.55%				2,125,000
Navios Maritime Holdings, Inc.,
Sr Note	9.500	12/15/14	2,500,000	2,125,000

Metal & Glass Containers 0.37%				511,250
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05/15/13	500,000	511,250

Movies & Entertainment 1.83%				2,518,206
Cinemark USA, Inc.,
Gtd Sr Note (S)	8.625	06/15/19	245,000	253,575
News America Holdings, Inc.,
Gtd Note	7.750	01/20/24	980,000	1,032,482
Gtd Note	7.600	10/11/15	1,000,000	1,098,249
Regal Cinemas Corp.,
Gtd Sr Note (S)	8.625	07/15/19	130,000	133,900

John Hancock Investors Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Multi-Line Insurance 1.38%				1,890,326
Liberty Mutual Group, Inc.,
Bond (S)	7.300	06/15/14	750,000	671,791
Gtd Bond (S)	7.500	08/15/36	515,000	376,035
Sr Note (10.75% to 6-15-38 then variable) (S)	10.750	06/15/58	1,000,000	842,500

Multi-Utilities 1.29%				1,772,326
CalEnergy Co., Inc.,
Sr Bond	8.480	09/15/28	525,000	663,561
DTE Energy Co.,
Sr Note	7.625	05/15/14	1,040,000	1,108,765

Oil & Gas Drilling 0.91%				1,245,531
Delek & Avner Yam Tethys Ltd.,
Sr Sec Note (S)	5.326	08/01/13	184,113	173,031
Gazprom,
Loan Part Note (S)	9.625	03/01/13	1,000,000	1,072,500

Oil & Gas Equipment & Services 1.28%				1,753,776
Smith International, Inc.,
Sr Note	9.750	03/15/19	1,450,000	1,753,776

Oil & Gas Exploration & Production 1.44%				1,980,666
Atlas Pipeline Partners LP,
Gtd Sr Note	8.125	12/15/15	140,000	114,800
Devon Energy Corp.,
Sr Note	5.625	01/15/14	1,035,000	1,108,928
McMoRan Exploration Co.,
Gtd Sr Note	11.875	11/15/14	825,000	756,938

Oil & Gas Storage & Transportation 4.39%				6,027,896
Copano Energy LLC,
Gtd Sr Note	8.125	03/01/16	250,000	243,750
Gulf South Pipeline Co. LP,
Sr Note (S)	5.750	08/15/12	1,000,000	1,005,137
Kinder Morgan Energy Partners LP,
Sr Note	5.125	11/15/14	1,000,000	1,031,343
Markwest Energy Partners LP,
Gtd Sr Note Ser B	8.500	07/15/16	500,000	462,500
Sr Note	8.750	04/15/18	500,000	465,000
NGPL PipeCo LLC,
Sr Note (S)	7.119	12/15/17	525,000	581,642
Plains All American Pipeline LP,
Gtd Sr Note	6.500	05/01/18	1,000,000	1,075,724
Regency Energy Partners LP,
Sr Note (S)	9.375	06/01/16	1,140,000	1,162,800

Packaged Foods & Meats 1.04%				1,429,337
ASG Consolidated LLC/ASG Finance, Inc.,
Sr Disc Note	11.500	11/01/11	1,180,000	1,085,600
Dole Food Company, Inc.,
Gtd Note	8.875	03/15/11	110,000	109,175
Smithfield Foods, Inc.,
Sr Sec Note (S)	10.000	07/15/14	225,000	234,562

John Hancock Investors Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Paper Packaging 3.60%				4,940,375
Graphic Packaging International, Inc.,
Gtd Sr Note	8.500	08/15/11	1,000,000	1,002,500
Gtd Sr Sub Note	9.500	08/15/13	2,500,000	2,490,625
Smurfit-Stone Container Corp.,
Sr Note (H)	8.375	07/01/12	1,210,000	623,150
Sr Note (H)	8.000	03/15/17	1,640,000	824,100

Paper Products 0.23%				318,477
PE Paper Escrow GmbH,
Sr Sec Note (S)	12.000	08/01/14	95,000	90,627
Verso Paper Holdings LLC,
Sr Sec Note (S)	11.500	07/01/14	245,000	227,850

Pharmaceuticals 0.77%				1,052,864
Express Scripts, Inc.,
Sr Note	6.250	06/15/14	965,000	1,052,864

Publishing 0.59%				806,585
Dex Media West LLC,
Sr Sub Note (H)	9.875	08/15/13	1,891,000	349,835
Idearc, Inc.,
Gtd Sr Note (H)	8.000	11/15/16	2,000,000	87,500
Quebecor Media, Inc.,
Sr Note	7.750	03/15/16	95,000	90,250
Videotron Ltd.,
Sr Note	6.375	12/15/15	300,000	279,000

Railroads 1.18%				1,614,965
CSX Corp.,
Sr Note	6.300	03/15/12	1,000,000	1,038,165
RailAmerica, Inc.,
Sr Sec Note (S)	9.250	07/01/17	560,000	576,800

Retail 0.59%				815,450
Michaels Stores, Inc.,
Gtd Sr Note	10.000	11/01/14	260,000	244,400
Gtd Sr Sub Bond	11.375	11/01/16	705,000	571,050

Specialized Finance 2.39%				3,286,665
Astoria Depositor Corp.,
Ser B (S)	8.144	05/01/21	750,000	562,500
Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	2.683	02/15/12	343,750	300,430
CCM Merger, Inc.,
Note (S)	8.000	08/01/13	2,420,000	1,863,400
ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Ser B	7.990	12/30/11	576,000	560,160
HRP Myrtle Beach Operations, LLC,
Sr Note (H)(P)(S)	7.383	04/01/12	1,745,000	175

John Hancock Investors Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Specialized REIT's 0.57%				781,886
Health Care REIT, Inc.,
Sr Note	6.200	06/01/16	345,000	303,285
Healthcare Realty Trust, Inc.,
Sr Note	8.125	05/01/11	165,000	170,095
Plum Creek Timberlands LP,
Gtd Sr Note	5.875	11/15/15	345,000	308,506

Specialty Chemicals 0.64%				881,925
American Pacific Corp.,
Gtd Sr Note	9.000	02/01/15	565,000	505,675
Berry Plastics Corp.,
Gtd Sec Note	8.875	09/15/14	430,000	376,250

Specialty Stores 0.43%				585,760
Staples, Inc.,
Sr Note	9.750	01/15/14	500,000	585,760

Steel 1.76%				2,415,500
Allegheny Technologies, Inc.,
Sr Note	9.375	06/01/19	580,000	635,500
Ryerson, Inc.,
Sr Sec Note	12.000	11/01/15	2,000,000	1,780,000

Tires & Rubber 0.29%				403,576
Goodyear Tire & Rubber Co.,
Sr Note	10.500	05/15/16	145,000	155,513
Sr Sec Note	8.625	12/01/11	245,000	248,063

Wireless Telecommunication Services 4.33%				5,936,456
Centennial Communications Corp.,
Sr Note	10.000	01/01/13	500,000	515,000
Crown Castle Holdings GS V LLC,
Sr Sec Note (S)	7.750	05/01/17	410,000	418,200
Nextel Communications, Inc.,
Gtd Note	7.375	08/01/15	1,340,000	1,202,650
Sprint Capital Corp.,
Gtd Sr Note	8.750	03/15/32	1,065,000	917,231
Gtd Sr Note	8.375	03/15/12	1,970,000	1,994,625
Gtd Sr Note	6.900	05/01/19	1,000,000	888,750

Convertible Bonds 0.33%				$450,300
(Cost $120,691)

Cable & Satellite 0.33%				450,300
Charter Communications, Inc.,
Bond (H)	6.500	10/01/27	1,140,000	450,300

			Shares	Value

Preferred Stocks 0.60%				$825,200
(Cost $1,002,026)

Real Estate Investment Trusts 0.60%				825,200
Public Storage, Inc. , 6.500%, Depositary Shares, Ser W			40,000	825,200

John Hancock Investors Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

U.S. Government & agency securities 44.52%				$61,102,599
(Cost $61,024,328)

U.S. Government Agency 44.52%				61,102,599
Federal Home Loan Mortgage Corp.,
30 Yr Pass Thru Ctf	11.250	01/01/16	9,000	10,661
30 Yr Pass Thru Ctf	4.500	03/01/39	20,810,000	20,912,779
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.000	09/01/10	4,000	3,718
15 Yr Pass Thru Ctf	7.000	10/01/12	6,000	5,998
15 Yr Pass Thru Ctf	7.000	04/01/17	21,000	22,983
15 Yr Pass Thru Ctf	4.000	06/01/24	5,796,000	5,858,027
15 Yr Pass Thru Ctf	4.000	07/01/24	8,328,000	8,417,709
30 Yr Pass Thru Ctf	5.500	01/01/37	11,207,000	11,636,895
30 Yr Pass Thru Ctf	4.500	03/01/38	1,883,000	1,895,704
30 Yr Pass Thru Ctf	4.500	09/01/38	2,984,000	3,003,999
30 Yr Pass Thru Ctf	4.500	04/01/39	3,951,000	3,977,535
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.000	11/15/20	6,000	6,999
30 Yr Pass Thru Ctf	9.500	01/15/21	4,000	4,373
30 Yr Pass Thru Ctf	9.500	02/15/25	12,000	13,757
30 Yr Pass Thru Ctf	4.500	04/15/39	4,874,000	4,919,212
SBA CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)	6.219	11/15/35	225,000	218,250
Sub Bond Ser 2005-1A Class E (S)	6.706	11/15/35	200,000	194,000

Collateralized Mortgage Obligations 9.17%				$12,591,358
(Cost $19,957,361)

Collateralized Mortgage Obligations 9.17%				12,591,358
American Home Mortgage Assets,
Ser 2006-6 Class XP. IO	2.750	12/25/46	12,384,990	317,365
American Home Mortgage Investment Trust,
Ser 2007-1 Class GIOP. IO	2.078	05/25/47	7,634,667	308,966
Banc of America Funding Corp.,
Ser 2006-B Class 6A1 (P)	5.838	03/20/36	750,897	503,845
Ser 2006-D Class 6B2 (P)	5.869	05/20/36	1,757,620	27,191
Bear Stearns Alt-A Trust,
Ser 2005-3 Class B2 (P)	5.204	04/25/35	404,449	65,402
Ser 2006-4 Class 3B1 (P)	6.150	07/25/36	2,459,908	138,829
Citigroup Mortgage Loan Trust, Inc.,
Ser 2005-5 Class 2A3	5.000	08/25/35	364,747	305,818
ContiMortgage Home Equity Loan Trust,
Ser 1995-2 Class A-5	8.100	08/15/25	49,911	42,974
Countrywide Alternative Loan Trust,
Ser 2005-59 Class 2X. IO	3.629	11/20/35	6,976,736	132,977
Ser 2006-0A12 Class X. IO	4.122	09/20/46	55,588,864	1,719,780
Ser 2006-11CB Class 3A1	6.500	05/25/36	2,564,854	1,375,396
Crown Castle Towers LLC,
Ser 2006-1A Class G (S)	6.795	11/15/36	1,000,000	980,000
DSLA Mortgage Loan Trust,
Ser 2005-AR5 Class X2. IO	0.151	08/19/45	18,749,014	410,135
First Horizon Alternative Mortgage Securities,
Ser 2004-AA5 Class B1 (P)	5.213	12/25/34	256,075	35,292
Ser 2006-AA2 Class B1 (P)	5.840	05/25/36	65,858	1,310

John Hancock Investors Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Collateralized Mortgage Obligations (continued)
Global Signal Trust,
Ser 2004-2A Class D (S)	5.093	12/15/14	385,000	381,150
Global Tower Partners Acquisition Partners LLC,
Sub Bond Ser 2007-1A-G (S)	7.874	05/15/37	360,000	318,347
GSR Mortgage Loan Trust,
Ser 2004-9 Class B1	4.109	08/25/34	783,678	237,904
Ser 2006-4F Class 6A1	6.500	05/25/36	3,235,511	2,489,322
Harborview Mortgage Loan Trust,
Ser 2005-8 Class 1X. IO	3.116	09/19/35	6,452,782	112,924
Ser 2007-3 Class ES. IO	0.350	05/19/47	13,554,746	55,066
Ser 2007-4 Class ES. IO	0.350	07/19/47	14,054,858	61,490
Ser 2007-6 Class ES. IO (S)	0.342	08/19/37	10,161,740	41,282
Harborview NIM Corp.,
Ser 2006-9A Class N2 (S)	8.350	11/19/36	311,205	—
Indymac Index Mortgage Loan Trust,
Ser 2004-AR13 Class B1	5.296	01/25/35	320,012	58,170
Ser 2005-AR18 Class 1X. IO	3.053	10/25/36	13,117,805	163,973
Ser 2005-AR18 Class 2X. IO	2.826	10/25/36	12,949,364	121,724
Ser 2005-AR5 Class B1 (P)	4.491	05/25/35	425,181	21,983
Luminent Mortgage Trust,
Ser 2006-1 Class X. IO	3.346	04/25/36	19,976,009	399,520
Merrill Lynch Mortgage Investors Trust,
Ser 2006-AF1 Class MF1 (P)	6.205	08/25/36	1,208,068	197,647
Provident Funding Mortgage Loan Trust,
Ser 2005-1 Class B1 (P)	4.415	05/25/35	375,759	82,288
Washington Mutual, Inc.,
Ser 2005-6 Class 1CB	6.500	08/25/35	376,938	244,774
Ser 2005-AR4 Class B1 (P)	4.663	04/25/35	1,451,967	331,899
Ser 2007-0A4 Class XPPP. IO	1.039	04/25/47	16,668,240	114,594
Ser 2007-0A5 Class 1XPP. IO	1.116	06/25/47	40,107,821	313,342
Ser 2007-0A5 Class 2XPP. IO	1.421	06/25/47	48,058,752	315,386
Ser 2007-0A6 Class 1XPP. IO	1.059	07/25/47	23,223,705	163,293

Asset Backed Securities 1.23%				$1,685,745
(Cost $2,414,245)

Asset Backed Securities 1.23%				1,685,745
DB Master Finance LLC,
Ser 2006-1 Class M1 (S)	8.285	06/20/31	1,000,000	862,700
Dominos Pizza Master Issuer LLC,
Ser 2007-1 Class M1 (S)	7.629	04/25/37	1,000,000	600,000
TXU Corp.,
Sec Bond	7.460	01/01/15	370,211	223,045

		Maturity
	Rate	date	Par value	Value

Short-term investments 3.13%				$4,299,979
(Cost $4,299,979)

U.S. Government Agency 3.13%				4,299,979
Federal Home Loan Bank,
Discount Note	0.090	08/03/09	4,300,000	4,299,979

John Hancock Investors Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

Total investments (Cost $222,655,289)† 145.77%	$200,071,619
Other assets and liabilities, net (45.77%)	($62,819,205)
Total net assets 100.00%	$137,252,414

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

IO Interest Only

MTN Medium-Term Note

NIM Net Interest Margin

REIT Real Estate Investment Trust

(H) Issuer filed for protection under the Federal Bankruptcy Code and/or is in default of interest payment.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $39,813,741 or 29.01% of the net assets of the Fund as of July 31, 2009.

(Z) The assets of the Fund are pledged as collateral for the borrowings by the Fund under the Revolving Credit Agreement.

† At July 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $222,667,739. Net unrealized depreciation aggregated $22,596,120, of which $9,491,049 related to appreciated investment securities and $32,087,169 related to depreciated investment securities.

Notes to Portfolio of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

Fair Value Measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

12

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2009, by major security category or security type.

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	-	$1,085,745	$600,000	$1,685,745

Corporate Bonds	-	118,553,938	562,500	119,116,438
Collateralized Mortgage
Obligations	-	7,839,541	4,751,817	12,591,358
Convertible Bonds	-	450,300	-	450,300
Preferred Stocks	$825,200	-	-	825,200
Term Loans	-	-	-	-

U.S. Government & Agency	-	61,102,599	-	61,102,599

Short-term Investments	-	4,299,979	-	4,299,979
Total Investments in Securities	$825,200	$193,332,102	$5,914,317	$200,071,619
Other Financial Instruments	-	(674,672)	-	(674,672)
Total	$825,200	$192,657,430	$5,914,317	$199,396,947

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset		Collateralized
	Backed		Mortgage
	Securities	Corporate Bonds	Obligations	Totals
Balance as of 10/31/08	$615,000	$608,203	$7,420,363	$8,643,566
Accrued
discounts/premiums	-	193	(314,405)	(314,212)
Realized gain (loss)	-	-	(28,500)	(28,500)
Change in Unrealized
appreciation
(depreciation)	(15,000)	(45,896)	1,346,112	1,285,216
Net purchases (sales)	-	-	(3,662,451)	(3,662,451)
Transfers in and/or out
of Level 3	-	-	(9,302)	(9,302)
Balance as of 7/31/09	$600,000	$562,500	$4,751,817	$5,914,317

13

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires the Fund to disclose information to assist investors in understanding how the Fund uses derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133) and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. This disclosure for the period ended July 31, 2009 is presented in accordance with FAS 161 and is included as part of the Notes to the Financial Statements.

Swap contracts
The Fund may enter interest rate, credit default, cross-currency, and other forms of swaps to manage its exposure to credit, currency and interest rate risks, to gain exposure in lieu of buying in the physical market, or to enhance income. Swaps are privately negotiated agreements between counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. In connection with these agreements, the Fund will hold cash and/or liquid securities equal to the net amount of the Fund’s exposure, in order to satisfy the Fund’s obligations in the event of default or bankruptcy/insolvency.

Interest rate swap agreements
Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis. For more information of swap contracts, please refer to the Fund’s prospectus, semi-annual and annual reports.

During the year the Fund held interest rate swaps to hedge against anticipated interest rate changes. The Fund had the following interest rate swap contracts open on July 31, 2009:

	FIXED	VARIABLE
	PAYMENTS	PAYMENTS
NOTIONAL	MADE BY	RECEIVED BY	TERMINATION		UNREALIZED
AMOUNT	FUND	FUND	DATE	COUNTERPARTY	DEPRECIATION
$28,000,000	4.6875%	3-month LIBOR	Sep 2010	Bank of America	($674,672)

Notional amounts of interest rate swaps at July 31, 2009 are representative of the interest rate swap activity during the period ended July 31, 2009.

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at July 31, 2009 by risk category:

Derivatives not accounted	Financial		Liability
for as hedging instruments	instruments	Asset Derivatives	Derivatives
under FAS 133	location	Fair Value	Fair Value
Interest rate swap
Interest rate contracts	contracts	-	($674,672)

14

Derivatives and counterparty risk
The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them.

Fixed income risk
Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Leverage utilization risk
The Fund utilizes leverage to increase assets available for investment. The Fund has a Revolving Credit Agreement (RCA) with a third party commercial bank that allows it to borrow up to $67 million and to invest the borrowings in accordance with its investment practices. Borrowings under the RCA are secured by the assets of the Fund.

Mortgage security risk
The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Decreases in interest rates may cause prepayments on underlying mortgages to an IO security to accelerate resulting in a lower than anticipated yield and increases the risk of loss on the IO investment.

15

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: JHI

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Investors Trust.

P50Q3 7/09
9/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 15, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 15, 2009